Financial instruments - Fair values and risk management - Capital management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]	Dec. 31, 2015	[2]
Disclosure of detailed information about financial instruments [line items]
Facility size	$ 498,900,000	$ 607,400,000
Current assets less current liabilities	741,100,000
Aggregate cash	672,000,000
Cash and cash equivalents	$ 173,133,000	$ 143,648,000	[1],[2]	$ 206,689,000		$ 131,663,000
Ratio of stockholders' equity to total assets	54.80%
Minimum yearly fixed dividend (in USD per share)	$ 0.12
Shares repurchased held in treasury (in shares)	545,486
Treasury stock (in shares)	1,237,901
Treasury shares as percent of shares outstanding	0.56%
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans	$ 50,000,000.0
Ratio of indebtedness to net capital	5.00%
Minimum cash requirement	$ 30,000,000.0
Ratio of stockholders' equity to total assets, minimum	30.00%
Minimum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans	125.00%
Maximum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans	145.00%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.